Cover	May 26, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2026
Entity File Number	001-43310
Entity Registrant Name	PEACE ACQUISITION CORP
Entity Central Index Key	0002088626
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 W. 37th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(203)
Local Phone Number	998-5540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, one right and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, one right and one redeemable warrant
Trading Symbol	PECEU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.00001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	PECE
Security Exchange Name	NASDAQ
Rights, each entitling the holder to one fifth of one ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each entitling the holder to one fifth of one ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	PECER
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Trading Symbol	PECEW
Security Exchange Name	NASDAQ